Investments in subsidiaries	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries
Investments in subsidiaries
9	Investments in subsidiaries

As at 31 December 2021, the investments in subsidiaries of the Group, all of which are unlisted, are as follows:

(i)	Subsidiaries acquired through establishment or investment

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng International Power Fuel Limited Liability Company	PRC	Held directly	RMB 200,000,000	Wholesale of coal	100%	100%

Huaneng Nantong Power Generation Limited Liability Company	PRC	Held indirectly	RMB 798,000,000	Power generation	70%	70%

Huaneng Yingkou Co-generation Limited Liability Company	PRC	Held directly	RMB 875,675,300	Production and sale of electricity and heat, and sale of coal ash and lime	100%	100%

Huaneng Hunan Xiangqi Hydropower Co., Ltd.	PRC	Held directly	RMB 328,000,000	Construction, operation and management of hydropower plants and related projects	100%	100%

Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company	PRC	Held directly	RMB 960,996,200	Construction, operation and management of electricity projects; development and utilization of clean energy resources	80%	80%

Huaneng Kangbao Wind Power Utilization Limited Liability Company	PRC	Held directly	RMB 543,200,000	Construction, operation and management of wind power plants and related projects; solar power generation	100%	100%

Huaneng Jiuquan Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 2,761,480,000	Construction, operation and management of wind power generation and related projects	100%	100%

Huaneng Rudong Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 90,380,000	Operation and management of wind power generation projects	90%	90%

Huaneng Guangdong Haimen Port Limited Liability Company	PRC	Held indirectly	RMB 331,400,000	Loading, warehousing and conveying services, providing facility services and water transportation services	100%	100%

Huaneng Taicang Port Limited Liability Company	PRC	Held indirectly	RMB 600,000,000	Port provision, cargo loading and storage	85%	85%

Huaneng Taicang Power Generation Co., Ltd.	PRC	Held indirectly	RMB 883,899,310	Power generation	75%	75%

Huaneng Huaiyin II Power Generation Limited Company	PRC	Held indirectly	RMB 930,870,000	Power generation	63.64%	63.64%

Huaneng Xindian Power Generation Co., Ltd.	PRC	Held directly	RMB 991,915,789	Power generation	95%	95%

Huaneng Shanghai Combined Cycle Power Limited Liability Company	PRC	Held directly	RMB 699,700,000	Power generation	70%	70%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Yumen Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 785,960,000	Construction, operation and management of wind power generation and related projects	100%	100%

Huaneng Qingdao Co-generation Limited Company	PRC	Held directly	RMB 498,729,045	Construction, operation and management of co-generation power plants and related projects	100%	100%

Huaneng Tongxiang Combined Cycle Co-generation Co., Ltd.	PRC	Held directly	RMB 300,000,000	Production and sale of electricity and heat; investment in combined cycle co-generation industries	95%	95%

Huaneng Shantou Haimen Power Generation Limited Liability Company	PRC	Held indirectly	RMB 1,508,000,000	Construction, operation and management of power plants and related projects	80%	80%

Huaneng Chongqing Liangjiang Power Generation Limited Liability Company	PRC	Held directly	RMB 871,920,000	Construction, operation and management of natural gas power plants and related projects	75%	75%

Huaneng Yunnan Fuyuan Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 326,290,000	Wind power project investment, management and sales	100%	100%

Huaneng Guizhou Panzhou State City Wind Power Co., Ltd.	PRC	Held directly	RMB 188,180,000	Construction and management of wind power plants and related projects	100%	100%

Huaneng Jiangxi Clean Energy Limited Liability Company	PRC	Held directly	RMB 1,384,502,000	Power generation and supply development, management and construction of clean energy resource	100%	100%

Huaneng Hunan Subaoding Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 266,000,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Suixian Jieshan Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 183,500,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Taiyuan Dongshan Combined Cycle Co-generation Co., Ltd.	PRC	Held directly	RMB 731,710,000	Construction and operation of thermal heating networks, development and utilization of clean energy resources	82%	82%

Huaneng Xuzhou Tongshan Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 287,951,400	Wind power generation, electricity engineering design services, maintenance of power supply and control facilities, solar energy power generation	70%	70%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Nanjing Co-generation Co., Ltd.	PRC	Held indirectly	RMB 320,400,000	Construction and operation of power plants, and thermal heating services	70%	70%

Huaneng Hunan Guidong Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 140,000,000	Investment, construction, operation and management of electricity projects; development and utilization of clean energy resources	100%	100%

Huaneng Nanjing Luhe Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 84,800,000	Investment, construction, operation, management of electricity projects; development and utilization of clean energy resources	100%	100%

Huaneng Luoyuan Power Generation Co., Ltd.	PRC	Held indirectly	RMB 1,163,100,000	Construction, operation and management of power plants and related projects	100%	100%

Huaneng Lingang (Tianjin) Gas Co-generation Co., Ltd.	PRC	Held directly	RMB 332,000,000	Power generation and supply	100%	100%

Huaneng Lingang (Tianjin) Heat Co-generation Co., Ltd.	PRC	Held indirectly	RMB 5,000,000	Providing thermal energy and cold energy services, supplying steam and hot water (except portable water), plumbing pipe installation and repair, energy engineering construction	66%	66%

Huaneng Anhui Huaining Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 301,500,000	Investment, construction and operation of electricity projects development and utilization of clean energy resources	100%	100%

Huaneng Mianchi Co-generation Limited Liability Company	PRC	Held directly	RMB 570,000,000	Construction, operation and management of coal-fired plants and related projects	60%	60%

Huaneng Yingkou Xianrendao Co-generation Co., Ltd.	PRC	Held directly	RMB 352,020,000	Power generation and supply development and utilization of clean energy resources	100%	100%

Huaneng Nanjing Xingang Comprehensive Energy Co., Ltd.	PRC	Held indirectly	RMB 198,664,300	Thermal generation and supply, power distribution and sale	65%	65%

Huaneng Changxing Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 26,000,000	Construction and operation of distributed photovoltaic power generation plants and related projects	100%	100%

Huaneng Rudong Baxianjiao Offshore Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 1,629,338,700	Infrastructure construction of wind power plants	70%	70%

Huaneng Guilin Gas Distributed Energy Co., Ltd.	PRC	Held directly	RMB 267,450,000	Construction, operation and management of power plants and thermal energy	80%	80%

Huaneng (Dalian) Co-generation Co., Ltd.	PRC	Held directly	RMB 1,015,851,769	Construction, operation and management of co-generation power plants and related projects	100%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Zhongxiang Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 240,000,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng International Power Hong Kong Limited Company	Hong Kong	Held directly	100,000 Shares	Development, construction management and operation of power supply, coal projects; related investment and financing businesses	100%	100%

Tuas Power Generation Pte. Ltd. (“TPG”)	Singapore	Held indirectly	S$ 1,183,000,001	Power generation and related by-products, derivatives, developing power supply resources operating electricity and power sales	100%	100%

TP Utilities Pte. Ltd.	Singapore	Held indirectly	S$ 255,500,001	Provision of energy, power supply, thermal supply, management of industrial water and waste	100%	100%

TPSTMWR	Singapore	Held indirectly	S$ 4,500,000	Providing desalinated water	60%	60%

TP-STM Water Services Pte. Ltd.	Singapore	Held indirectly	S$ 21,000	Providing desalinated water	60%	60%

Huaneng Mianchi Clean Energy Limited Liability Company	PRC	Held directly	RMB 291,800,000	Wind power generation, new energy development and utilization	100%	100%

Huaneng Zhuolu Clean Energy Limited Liability Company	PRC	Held directly	RMB 159,178,100	Construction, operation and management of power plants and related projects	100%	100%

Huaneng Tongwei Wind Power Generation Limited Liability Company	PRC	Held directly	RMB 264,640,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Yizheng Wind Power Generation Limited Liability Company	PRC	Held indirectly	RMB 200,000,000	Wind power plants design, construction, management and maintenance	100%	100%

Huaneng Yancheng Dafeng New Energy Power Generation Limited Liability Company	PRC	Held indirectly	RMB 1,000,000,000	Construction, operation and management of wind power photovoltaic power plant	100%	100%

Huaneng Shanyin Power Generation Limited Liability Company	PRC	Held directly	RMB 1,573,000,000	Construction, operation and management of power plants and related projects	51%	51%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Jiangsu Comprehensive Energy Service Co., Ltd.	PRC	Held indirectly	RMB 201,000,000	Purchase and sale of electricity and thermal energy, water supply services, construction and operation of electricity distribution networks and heating pipe networks	100%	100%

Huaneng Liaoning Energy Sales Limited Liability Company	PRC	Held directly	RMB 200,000,000	Sale of electricity, thermal energy and hot water circulation	100%	100%

Huaneng Guangdong Energy Sales Limited Liability Company	PRC	Held indirectly	RMB 200,000,000	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting	100%	100%

Huaneng Suizhou Power Generation Limited Liability Company	PRC	Held directly	RMB 96,020,000	Construction, operation and management of power plants, production and sale of electricity and heat	100%	100%

Huaneng Fuzhou Changle Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 15,570,000	Construction, operation and management of photovoltaic power plants and related projects	100%	100%

Huaneng Longyan Wind Power Generation Limited Liability Company	PRC	Held indirectly	RMB 35,000,000	Construction, operation and management of wind power plants and related projects	100%	100%

Huaneng Dandong Comprehensive Energy Service Co., Ltd.	PRC	Held directly	RMB 17,720,000	Investment, construction operation and management of electricity projects, development and utilization of clean energy resources	100%	100%

Huaneng Dongguan Combined Cycle Co-generation Limited Liability Company	PRC	Held indirectly	RMB 704,490,000	Investment of electricity projects, thermal power generation and supply, investment in heating pipe networks, development and utilization of clean energy resources	80%	80%

Huaneng Chongqing Fengjie Wind Power Generation Limited Liability Company	PRC	Held directly	RMB 183,900,000	Electricity production and supply; development and utilization of clean energy resources	100%	100%

Huaneng Jingxing Photovoltaic Power Generation Limited Liability Company	PRC	Held directly	RMB 23,500,000	Investment, construction and management of photovoltaic power plants	100%	100%

Huaneng Shanxi Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Electricity supply and sales investment, construction, operation and repair of regional transmission and distribution networks	100%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Chongqing Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Operation of natural gas, electric energy and thermal energy product sale	100%	100%

Huaneng Chongqing Luohuang Energy Sales Limited Liability Company	PRC	Held indirectly	RMB 210,000,000	Sale and supply of electricity, sale of thermal products	90%	90%

Huaneng Chongqing Tongliang Energy Sales Limited Liability Company	PRC	Held indirectly	RMB 210,000,000	Operation of natural gas, sale of electricity supply, sale of thermal products	51%	51%

Huaneng Hunan Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Electricity and thermal energy product sale	100%	100%

Huaneng Jiangxi Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Construction, operation and management of heat and power supply facilities	100%	100%

Huaneng Hebei Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Construction, installation, maintenance and repair of heat and power supply facilities	100%	100%

Huaneng Henan Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Sale of electricity, heat, gas and other energy products	100%	100%

Huaneng Handan Heating Limited Liability Company	PRC	Held directly	RMB 100,000,000	Construction, operation and maintenance of heating sources and pipe networks	100%	100%

Huaneng (Huzhou Development Zone) Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 10,000,000	Photovoltaic power generation; power supply, purchase and sale	100%	100%

Huaneng Fujian Energy Sales Limited Liability Company	PRC	Held indirectly	RMB 210,000,000	Sale of electricity, heat, gas and other energy products	100%	100%

Huaneng Hubei Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Sale of electricity, heat, gas and other energy products	100%	100%

Huaneng (Sanming) Clean Energy Limited Liability Company	PRC	Held indirectly	RMB 500,000	Construction, operation and management of wind power, photovoltaic power station and related projects	100%	100%

Huaneng Yueyang Xingang Photovoltaic Power Generation Limited Liability Company	PRC	Held directly	RMB 16,000,000	Construction, operation and management of electricity projects, development and utilization of clean energy	60%	60%

Huaneng Shanghai Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Power supply (except construction and operation of electricity networks), technology services in energy conservation and environmental protection	100%	100%

Huaneng Anhui Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Sale of electricity, heat, gas and other energy products	100%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng (Shanghai) Power Maintenance Limited Liability Company	PRC	Held directly	RMB 200,000,000	Contracting installation and repair of electricity facilities	100%	100%

Huaneng Guanyun Clean Energy Power Limited Liability Company	PRC	Held indirectly	RMB 1,446,020,000	Sale of electricity, construction, operation and management of co-generation power plants, heating network and expansion engineering	100%	100%

Huaneng Jianchang Photovoltaic Power Generation Limited Liability Company	PRC	Held directly	RMB 10,000,000	Production and supply of electricity, and development and utilization of clean energy resources	100%	100%

Huaneng Chaoyang Photovoltaic Power Generation Limited Liability Company	PRC	Held directly	RMB 10,000,000	Production and supply of electricity, and development and utilization of clean energy resources	100%	100%

Huaneng (Fujian) Port Limited Company	PRC	Held indirectly	RMB 619,710,000	Port management, investment and development	100%	100%

Huaneng Shijiazhuang Energy Limited Liability Company	PRC	Held directly	RMB 60,000,000	Production and supply of heat and purchase and sale of electricity	100%	100%

Huaneng Jiangyin Combined Cycle Co-generation Limited Liability Company	PRC	Held indirectly	RMB 600,000,000	Production and supply of electricity, and production and supply of heat	51%	51%

Huaneng Anyang Energy Limited Liability Company	PRC	Held directly	RMB 619,600,000	Production and supply of electricity, and production and supply of heat	100%	100%

Huaneng Shanxi Comprehensive Energy Limited Liability Company	PRC	Held directly	RMB 2,086,698,606	Production and supply of electricity, and production and supply of heat	100%	100%

Zhaodong Huaneng Dechang Solar Power Generation Limited Company	PRC	Held indirectly	RMB 30,810,000	Solar energy generation and technology promotion, and repair electricity facilities	100%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Mingguang Wind Power Generation Limited Liability Company	PRC	Held directly	RMB 13,000,000	Production and supply of electricity; investment, construction, operation and management of electricity projects	100%	100%

Huaneng Guangxi Energy Sales Limited Liability Company	PRC	Held directly	RMB 210,000,000	Power supply, contracting installation and repair of electricity facilities	100%	100%

Huaneng Hunan Lianping Wind Power Generation Limited Liability Company	PRC	Held directly	RMB 173,920,000	Production and supply of electricity	80%	80%

Huaneng Abagaqi Clean Energy Limited Liability Company	PRC	Held directly	RMB 316,180,760	Production, supply and sale of electricity and thermal energy	100%	100%

Huaneng Jiashan Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 10,000,000	Production and supply of electricity	100%	100%

Huaneng Zhejiang Energy Sales Limited Liability Company	PRC	Held indirectly	RMB 210,000,000	New energy technology development and technology consulting	100%	100%

Huaneng Guangdong Shantou Power Generation Limited Liability Company	PRC	Held indirectly	RMB 10,000,000	Production and supply of electricity and thermal energy	100%	100%

Huaneng Shantou Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 100,000	Production and supply of electricity	100%	100%

Huaneng Guigang Clean Energy Limited Liability Company	PRC	Held directly	RMB 173,810,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Changxing Jiapu Photovoltaic Power Generation Limited Liability Company	PRC	Held indirectly	RMB 10,000,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Hainan Energy Sales Limited Liability Company (i)	PRC	Held indirectly	RMB 210,000,000	Construction and operation of heat and power supply facilities, operation of heat resources, heat networks and power supply facilities	91.80%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Yangpu Co-generation Limited Company (i)	PRC	Held indirectly	RMB 802,222,000	Investment, construction, operation and management of electricity projects and heat pipe networks	82.62%	90.00%

Huaneng Zhejiang Pinghu Offshore Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 2,200,000,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Liaoning Clean Energy Limited Liability Company	PRC	Held directly	RMB 170,000,000	Technology development technical advice services for clean energy	100%	100%

Jiangsu Huaneng Zhongyang New Energy Power Generation Co., Ltd.	PRC	Held indirectly	RMB 28,000,000	Production and supply of electricity, investment, construction and operation of electricity projects	75%	75%

Huaneng Henan Puyang Clean Energy Limited Liability Company	PRC	Held directly	RMB 1,491,567,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Guizhou Energy Sales Co., Ltd.	PRC	Held directly	RMB 210,000,000	Sale of electricity, heat and gas	100%	100%

Huaneng Guangdong Shantou Offshore Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 62,950,000	Investment and development of wind energy and new energy	100%	100%

Jiyuan Huaneng Energy Sales Co., Ltd. (“Jiyuan Energy Sales”)(xi)	PRC	Held indirectly	RMB 20,000,000	Sale of electricity, heat and gas	51%	100%

Huaneng Yushe Poverty Relief Energy Co., Ltd.	PRC	Held indirectly	RMB 14,760,000	Construction, operation and management of photovoltaic power generation and new energy projects	90%	90%

Huaneng Anhui Mengcheng Wind Power Co., Ltd.	PRC	Held directly	RMB 409,070,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Anshun Comprehensive Energy Co., Ltd.	PRC	Held directly	RMB 10,530,000	Production and supply of electricity, and investment, construction and operation of electricity projects	100%	100%

Huaneng Shengdong Rudong Offshore Wind Power Co., Ltd.	PRC	Held indirectly	RMB 2,000,000,000	Production and sale of electric power; investment in wind power generation	79%	79%

9	Investments in subsidiaries (continued)
(i)Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Zhejiang Cangnan Offshore Wind Power Co., Ltd.	PRC	Held directly	RMB 10,000,000	Production and sale of electric power; and investment in wind power generation	100%	100%

Huaneng Zhejiang Ruian Offshore Wind Power Co., Ltd.	PRC	Held indirectly	RMB 10,000,000	Production and sale of electric power, and investment in wind power generation	100%	100%

Huaneng (Shanghai) Photovoltaic Power Co., Ltd.	PRC	Held directly	RMB 35,496,600	Technical service of wind power generation	100%	100%

Sinosing Services PTE.Ltd.	Singapore	Held indirectly	USD 1	Bond issuance service	100%	100%

Huaneng Yangqu Wind Power Co., Ltd.	PRC	Held indirectly	RMB 47,000,000	Construction, operation and management of wind power projects	100%	100%

Huaneng Ruicheng Comprehensive Energy Co., Ltd.	PRC	Held indirectly	RMB 216,300,000	Construction, operation and management of new energy power projects, and power generation	100%	100%

Huaneng Xiayi Wind Power Co., Ltd.	PRC	Held directly	RMB 117,720,000	Production and sale of electric power, clean energy development and utilization and investment in electricity projects	100%	100%

Huaneng (Anhui Shitai) Wind Power Co., Ltd.	PRC	Held directly	RMB 63,600,000	Production and sale of electric power, clean energy development and utilization and investment in electricity projects	100%	100%

Huaneng (Tianjin) Energy Sales Co., Ltd.	PRC	Held directly	RMB 200,000,000	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting	100%	100%

Huaneng Qingneng Tongyu Power Co., Ltd.	PRC	Held indirectly	RMB 180,000,000	Development and operation of new energy power projects	100%	100%

9	Investments in subsidiaries (continued)
(i)	Subsidiaries acquired through establishment or investment (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Guanling New Energy Power Generation Co., Ltd.	PRC	Held directly	RMB 100,000,000	Production and sale of electricity and heat	100%	100%

Huaneng Luobei Wind Power Co., Ltd.	PRC	Held indirectly	RMB 467,148,000	Development and management of new energy technology, operation and management of wind power, and maintenance of wind power equipment	100%	100%

Huaneng Sihong New Energy Co., Ltd.	PRC	Held indirectly	RMB 150,000,000	Development and management of new energy technology	100%	100%

Huaneng Taiqian Wind Power Co., Ltd.	PRC	Held directly	RMB 101,136,800	Production and sale of electricity and heat, development, investment and management of new energy technology, and development and utilization of clean energy	51%	51%

Huaneng Zhenping Clean Energy Co., Ltd.	PRC	Held directly	RMB 80,000,000	Production and sale of electricity, and development and utilization of clean energy	100%	100%

Huaneng (Heze Dongming) New Energy Co., Ltd.	PRC	Held directly	RMB 208,726,700	Photovoltaic power generation, wind power generation and biomass power generation	100%	100%

Huaneng Jiangkou Wind Power Co., Ltd.	PRC	Held directly	RMB 20,000,000	Production and sale of wind power, and development and utilization of clean energy	100%	100%

Chongqing Huaqing Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 44,420,000	Providing thermal energy and cold energy services; supplying electricity	45%	60%

Shengdong Rudong Offshore Wind Power Co., Ltd. (i)	PRC	Held indirectly	RMB 2,000,000,000	Ancillary projects, construction of wind farm and wind farm maintenance	79%	100%

Huaneng Zhanhua Photovoltaic Power Generation Limited Company (i)	PRC	Held indirectly	RMB 145,790,000	Photovoltaic power generation	46.40%	58%

Huaneng Dezhou New Energy Limited Company (i)	PRC	Held indirectly	RMB 609,864,000	Photovoltaic power generation, wind power generation, and biomass power generation	80%	100%

Huaneng Jiyang Biomass Thermal Power Co., Ltd. (i)	PRC	Held indirectly	RMB 72,190,000	Production and sale of new energy power	80%	100%

Huaneng (Liaocheng Gaotang) New Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 261,670,000	Development and operation of new energy power projects	80%	100%

Huaneng Yantai New Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 1,663,602,000	Biomass power generation, sale of electricity and heat, and energy-saving technology promotion	58.18%	72.73%

Huaneng Shanghai Shidongkou Power Generation Limited Liability Company (“Shidongkou Power”) (ii)	PRC	Held directly	RMB 1,179,000,000	Power generation	50%	100%

Huaneng Nanjing Combined Cycle Co-generation Co., Ltd. (“Nanjing Combined Cycle Co-generation”) (iii)	PRC	Held indirectly	RMB 938,350,000	Construction, operation and management of power plants and energy projects	57.39%	84.78%

Huaneng Weishan New Energy Limited Company (“Weishan New Energy”) (iv)	PRC	Held indirectly	RMB 167,000,000	Investment, production and sale of new energy power generation projects	40%	100%

Huaneng Ruyi (Helan) New Energy Limited Company (“Helan New Energy”) (iv)	PRC	Held indirectly	RMB 19,000,000	Photovoltaic power generation	40%	100%

Huaneng Wulian New Energy Limited Company (“Wulian New Energy”)(iv)	PRC	Held indirectly	RMB 300,000,000	Photovoltaic power generation, wind power generation, and investment and development of new energy power projects	88.80%	100%

Huaneng Zhenlai Photovoltaic Power Generation Co., Ltd. (“Zhenlai Photovoltaic Power”) (v)	PRC	Held indirectly	RMB 29,958,660	Investment, construction, production, operation and overhaul of photovoltaic power generation projects	50%	100%

Huaneng Ruzhou Clean Energy Limited Liability Company	PRC	Held directly	RMB 217,010,000	Production and supply of electricity projects, investment, construction and operation of electricity projects	100%	100%

Huaneng Sheyang New Energy Power Generation Co., Ltd. (“Sheyang New Energy”) (xii)	PRC	Held indirectly	RMB 1,136,500,000	Production and sale of electricity and heat	34%	70%

Huaneng (Jinxiang) New Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 80,000,000	Construction, operation and maintenance of new energy generation projects and distribution network projects; and production and sale of electricity	80%	100%

Huaneng Zuoquan Yangjiao Wind Power Co., Ltd.	PRC	Held indirectly	RMB 500,000	Production and sale of electricity	100%	100%

9	Investments in subsidiaries (continued)

(i)    Subsidiaries acquired through establishment or investment (continued)

					Percentage of equity
	Country of	Type of	Registered	Business nature and	interest held
Name of subsidiary	incorporation	interest held	capital	scope of operations	Interest	Voting
Huaneng (Zhuanghe) Wind Power Co., Ltd.	PRC	Held indirectly	RMB 2,700,000,000	Production and sale of electricity and heat	86.21%	86.21%
Huaneng (Zhuanghe) Clean Energy Co., Ltd.	PRC	Held indirectly	RMB 1,500,000,000	Investment, construction and management of wind power projects	86.01%	86.01%
Huaneng Zaoyang New Energy Co., Ltd.	PRC	Held directly	RMB 232,920,000	Production and sale of electricity, and development and utilization of clean energy	100%	100%
Huaneng Zhenning New Energy Power Generation Co., Ltd.	PRC	Held directly	RMB 222,470,000	Technological research and development and management of new energy projects, and sale of electricity	100%	100%
Huaneng Luodian New Energy Power Generation Co., Ltd.	PRC	Held directly	RMB 155,190,000	Technological research and development and management of new energy projects, and sale of electricity	100%	100%
Huaneng Wangmo New Energy Power Generation Co., Ltd.	PRC	Held directly	RMB 44,000,000	Technological research and development and management of new energy projects, and sale of electricity	100%	100%
Guizhou Huajin Clean Energy Co., Ltd.	PRC	Held indirectly	RMB 200,000,000	Production and sale of electricity and heat, construction, operation and management of clean energy projects	51%	51%
Huaneng Daqing Clean Energy Co., Ltd.	PRC	Held indirectly	RMB 1,000,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%
Huaneng Zhaodong Biomass Power Generation Co., Ltd.	PRC	Held indirectly	RMB 120,000,000	Biomass power generation, sale of electricity and heat, and energy-saving technology promotion	60%	60%

Huaneng Siping Wind Power Co., Ltd.	PRC	Held indirectly	RMB 407,810,000	Development and operation of new energy power projects	100%	100%
Huaneng Tongyu Tuanjie Wind Power Co., Ltd.	PRC	Held indirectly	RMB 212,680,000	Development and operation of new energy power projects	100%	100%
Huaneng Henan Clean Energy Co., Ltd.	PRC	Held directly	RMB 200,000,000	Production and sale of electricity, and construction, operation and management of clean energy projects	100%	100%
Huaneng Yingcheng New Energy Co., Ltd.	PRC	Held directly	RMB 95,418,000	Production and sale of electricity, and construction, operation and management of clean energy projects	100%	100%
Huaneng (Fujian) Energy Development Co., Ltd.	PRC	Held directly	RMB 4,214,710,512	Production and sale of electricity, and prevention of water pollution	100%	100%
Huaneng Power International Jiangsu Energy Development Co., Ltd. ("Jiangsu Energy Development")	PRC	Held directly	RMB 15,089,400,000	Electricity, heat, and new energy development	100%	100%
Huaneng (Guangdong) Energy Development Co., Ltd.	PRC	Held directly	RMB 6,536,297,868	Production and sale of heat, sewage treatment and recycling, and new energy technology development	100%	100%
Huaneng (Zhejiang) Energy Development Co., Ltd.	PRC	Held directly	RMB 100,000,000	Production and sale of electricity and heat, sale of coal, lime, gypsum and related products, and research and development of energy-efficient technologies	100%	100%
Huaneng Nantong Combined Cycle Power Limited Company	PRC	Held indirectly	RMB 960,000,000	Production and sale of electricity and heat; and investment in combined cycle co-generation industries	100%	100%

9	Investments in subsidiaries (continued)

(i)    Subsidiaries acquired through establishment or investment (continued)

				Business nature
	Country of	Type of	Registered	and scope	Percentage of equity
Name of subsidiary	incorporation	interest held	capital	of operations	interest held
					Interest	Voting

Huaneng Smart Energy (Jiaxiang) Co., Ltd. (i)	PRC	Held indirectly	RMB 180,000,000	Production and sale of electricity and heat; and investment in combined cycle co-generation industries	80%	100%

Huaneng Yantai Bajiao Thermal Power Co., Ltd.* (i)	PRC	Held indirectly	RMB 1,291,720,000	Production and sale of electricity and heat; and investment in combined cycle co-generation industries	80%	100%

Huaneng (Dashiqiao) Power New Energy Co., Ltd.*	PRC	Held indirectly	RMB 500,000	Development and operation of new energy power projects	100%	100%

Huaneng (Haiyang) Guangfu New Energy Co., Ltd.* (i)	PRC	Held indirectly	RMB 744,466,900	Production and sale of electricity, and development and utilization of clean energy	64%	80%

Huaneng (Laizhou) New Energy Technology Co., Ltd.* (i)	PRC	Held indirectly	RMB 210,000,000	Production and sale of electricity, and development and utilization of clean energy	65.14%	81.43%

Huaneng (Liaocheng Guanxian) New Energy Development Limited Company* (i)	PRC	Held indirectly	RMB 1,493,950,000	Production and sale of electricity, and development and utilization of clean energy	52%	65%

Huaneng (Shantou Jinping) New Energy Co., Ltd.*	PRC	Held indirectly	RMB 500,000	Production and sale of electricity, and development and utilization of clean energy	100%	100%

Huaneng (Weifang Binhai District) New Energy Limited Company* (i)	PRC	Held indirectly	RMB 404,650,000	Production and sale of electricity, and development and utilization of clean energy	52%	65%

Huaneng (Yingkou) Electric Power New Energy Development Co., Ltd.*	PRC	Held indirectly	RMB 500,000	Production and sale of new energy power	100%	100%

9	Investments in subsidiaries (continued)

(i)    Subsidiaries acquired through establishment or investment (continued)

				Business nature
	Country of	Type of	Registered	and scope	Percentage of equity
Name of subsidiary	incorporation	interest held	capital	of operations	interest held
					Interest	Voting

Huaneng (Zhejiang Daishan) Offshore Wind Power Co., Ltd.* (“Daishan Wind Power”) (xiii)	PRC	Held indirectly	RMB 1,500,000,000	Production and sale of wind power, and development and utilization of clean energy	40%	75%

Huaneng Beibu Gulf (Guangxi) New Energy Development Co., Ltd.*	PRC	Held directly	RMB 100,000,000	Production and sale of new energy power	100%	100%

Huaneng Cixian Comprehensive Energy Co., Ltd.*	PRC	Held indirectly	RMB 158,776,300	Production and sale of new energy power	100%	100%

Huaneng Daan Clean Energy Power Co., Ltd.* (i)	PRC	Held indirectly	RMB 670,670,000	Production and sale of new energy power	80%	100%

Huaneng Daqing Ranghulu District Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 300,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%

Huaneng Guangxi Clean Energy Co., Ltd.*	PRC	Held directly	RMB 30,000,000	Production and sale of electricity	100%	100%

Huaneng Hebei Clean Energy Co., Ltd.*	PRC	Held directly	RMB 3,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%

Huaneng Hubei New Energy Co., Ltd.*	PRC	Held directly	RMB 164,920,000	Development and operation of new energy power projects	100%	100%

Huaneng Hualiangting (Tongling) Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 72,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%

Huaneng Lindian Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 100,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%

Huaneng Linxiang New Energy Co., Ltd.*	PRC	Held directly	RMB 100,000	Development and operation of new energy power projects	100%	100%

Huaneng Pingshan Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 500,000	Production and sale of electricity, construction, operation and management of clean energy projects	100%	100%

Huaneng Puyang Longyuan Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 59,715,000	Development and operation of new energy power projects	51%	51%

9	Investments in subsidiaries (continued)

(i)    Subsidiaries acquired through establishment or investment (continued)

				Business nature
	Country of	Type of	Registered	and scope	Percentage of equity
Name of subsidiary	incorporation	interest held	capital	of operations	interest held
					Interest	Voting

Huaneng Clean Energy (Qujing Fuyuan) Co., Ltd.*	PRC	Held indirectly	RMB 240,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	75%	75%

Huaneng Clean Energy (Qujing Zhanyi) Co., Ltd.*	PRC	Held indirectly	RMB 156,000,000	Production and sale of electricity, construction, operation and management of clean energy projects	75%	75%

Huaneng Tangshan Caofeidian District Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 141,210,000	Production and sale of electricity, construction, operation and management of clean energy projects	70%	70%

Huaneng Xingtai Comprehensive Energy Co., Ltd.*	PRC	Held indirectly	RMB 12,177,000	Development and operation of new energy power projects	100%	100%

Huaneng Chongqing Wushan Wind Power Co., Ltd.*	PRC	Held directly	RMB 108,000,000	Production and sale of wind power, and development and utilization of clean energy	75%	75%

Shangyi Guolang New Energy Co., Ltd.*	PRC	Held indirectly	RMB 10,000,000	Production and sale of new energy power	100%	100%

Zhangjiakou Guolang New Energy Co., Ltd.*	PRC	Held directly	RMB 141,000,000	Production and sale of new energy power	100%	100%

Shijiazhuang Yujun New Energy Technology Co., Ltd.* (“Yujun New Energy”) (xv)	PRC	Held indirectly	RMB 500,000	Development and operation of new energy power projects	40%	95%

Xinhe Hanhao New Energy Technology Co., Ltd.* (“Hanhao New Energy”) (xv)	PRC	Held indirectly	RMB 100,000	Development and operation of new energy power projects	40%	100%

				Business nature
	Country of	Type of	Registered	and scope	Percentage of equity
Name of subsidiary	incorporation	interest held	capital	of operations	interest held
					Interest	Voting

Huaneng (Chaozhou Chaoan) New Energy Co., Ltd.*	PRC	Held indirectly	RMB 500,000	Development and operation of new energy power projects	100%	100%

Huaneng (Pucheng) Clean Energy Co., Ltd.*	PRC	Held indirectly	RMB 5,000,000	Production and sale of wind power, and development and utilization of clean energy	100%	100%

Huaneng Shanxi Energy Service Co., Ltd.*	PRC	Held directly	RMB 230,742,300	Production and sale of electricity	100%	100%

Hengshui Huaqing New Energy Technology Co., Ltd.* (“Huaqing New Energy”) (xvi)	PRC	Held indirectly	RMB 700,000	Development and operation of new energy power projects	40%	95%

Shenzhen Shunyi New Energy Technology Co., Ltd.* (“Shunyi New Energy”) (xvi)	PRC	Held indirectly	RMB 500,000	Development and operation of new energy power projects	40%	100%

*    These companies were newly established in 2021.

9	Investments in subsidiaries (continued)

(ii)    Subsidiaries acquired from business combinations under common control

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd.	PRC	Held indirectly	RMB 632,840,000	Power generation	75%	75%

Huaneng Qinbei Power Generation Co., Ltd. (“Qinbei Power”)	PRC	Held directly	RMB 3,139,965,055	Power generation	60%	60%

Huaneng Yushe Power Generation Co., Ltd.	PRC	Held directly	RMB 615,760,000	Power generation, power distribution and sale of power	100%	100%

Huaneng Hunan Yueyang Power Generation Limited Liability Company	PRC	Held directly	RMB 2,025,934,545	Power generation	55%	55%

Huaneng Chongqing Luohuang Power Generation Limited Liability Company (“Luohuang Power”)	PRC	Held directly	RMB 1,748,310,000	Power generation, production and sale of heat	60%	60%

Huaneng Pingliang Power Generation Co., Ltd.	PRC	Held directly	RMB 924,050,000	Power generation	65%	65%

Huaneng Nanjing Jinling Power Generation Co., Ltd.	PRC	Held indirectly	RMB 1,590,220,000	Power generation	60%	60%

Huaneng Qidong Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 391,738,500	Development of wind power projects, and production and sale of electricity	65%	65%

Tianjin Huaneng Yangliuqing Co-generation Limited Liability Company (“Yangliuqing Co-generation”)	PRC	Held directly	RMB 1,537,130,909	Power generation, heat supply, facilities installation, maintenance and related services	55%	55%

Huaneng Wuhan Power Generation Co., Ltd. (“Wuhan Power”)	PRC	Held directly	RMB 1,478,461,500	Investment, construction, operation and management of electricity projects, and development and utilization of clean energy resources	75%	75%

Huaneng Anyuan Power Generation Co., Ltd.	PRC	Held directly	RMB 1,184,587,300	Construction and operation of power plants and related construction projects, and production of electricity	100%	100%

Huaneng Hualiangting Hydropower Co., Ltd.	PRC	Held directly	RMB 50,000,000	Generation and transfer of power supply, and water supply (irrigation)	100%	100%

9	Investments in subsidiaries (continued)

(ii)    Subsidiaries acquired from business combinations under common control (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Jingmen Thermal Power Co., Ltd.	PRC	Held directly	RMB 780,000,000	Thermal power, power development and other service	100%	100%

Enshi Qingjiang Dalongtan Hydropwer Development Co., Ltd.	PRC	Held directly	RMB 177,080,000	Hydropower development, production and management of electric power, and urban water supply	98.01%	98.01%

Huaneng Hainan Power Generation Limited Company	PRC	Held directly	RMB 2,652,839,174	Investment, construction, operation of various power plants, and regular energy and new energy development	91.80%	91.80%

Huaneng Yingcheng Thermal Power Co., Ltd.	PRC	Held directly	RMB 759,776,000	Construction and operation of power plants and production, sale of power and heat	100%	100%

Huaneng Heilongjiang Power Generation Limited Company	PRC	Held directly	RMB 2,008,512,900	Development, investment construction, production and management of power (thermal) projects	100%	100%

Huaneng Hegang Power Generation Limited Company	PRC	Held indirectly	RMB 1,092,550,000	Electricity power construction, energy conservation, development projects, and heat production and supply	64%	64%

Huaneng Xinhua Power Generation Limited Liability Company	PRC	Held indirectly	RMB 284,880,000	Power generation, power equipment repair, and coal sale	70%	70%

Huaneng Tongjiang Wind Power Generation Limited Company	PRC	Held indirectly	RMB 330,000,000	Wind power generation, wind power plants operation planning and design	82.85%	82.85%

9	Investments in subsidiaries (continued)

(ii)    Subsidiaries acquired from business combinations under common control (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Daqing Thermal Power Limited Company	PRC	Held indirectly	RMB 630,000,000	Power generation, and thermal production and supply	100%	100%

Daqing Lvyuan Wind Power Generation Limited Company	PRC	Held indirectly	RMB 577,796,000	Wind power generation	100%	100%

Huaneng Yichun Thermal Power Limited Company (“Yichun Thermal Power”)	PRC	Held indirectly	RMB 581,000,000	Power construction, production and sale, and thermal production and sale	100%	100%

Huaneng Heilongjiang Energy Sales Limited Company	PRC	Held indirectly	RMB 210,000,000	Power supply, and the production of heat and hot water	100%	100%

Zhaodong Huaneng Thermal Power Limited Company	PRC	Held indirectly	RMB 10,000,000	Heat production and supply	100%	100%

Huaneng Jilin Power Generation Limited Company (“Jilin Power”)	PRC	Held directly	RMB 4,719,757,200	Power (thermal) projects, development of new energy projects and investment, construction, production, operation and sale	100%	100%

Huaneng Linjiang Jubao Hydropower Limited Company	PRC	Held indirectly	RMB 46,820,000	Hydropower development and operation, and construction and operation of photovoltaic power generation	100%	100%

Huaneng Jilin Energy Sales Limited Company	PRC	Held indirectly	RMB 210,000,000	Thermal (cold) production and supply, and power supply	100%	100%

Huaneng Shandong Power Generation Co., Ltd. (“Shandong Power”)	PRC	Held directly	RMB 4,241,460,000	Power (thermal) project development, investment, construction and management	80%	80%

Huaneng Henan Zhongyuan Gas Power Generation Co., Ltd.	PRC	Held directly	RMB 400,000,000	Investment, construction, operation and management of power projects, thermal supply, and development and utilization of clean energy resources	90%	90%

Huaneng Zibo Boshan Photovoltaic Power Limited Company (i)	PRC	Held indirectly	RMB 22,000,000	Solar power generation, and sale	80%	100%

Huaneng Jining New Energy Limited Company (i)	PRC	Held indirectly	RMB 38,000,000	Investment, construction and management of photovoltaic and wind power projects	80%	100%

Huaneng Rizhao Thermal Power Limited Company (i)	PRC	Held indirectly	RMB 52,000,000	Urban heat construction, maintenance and operation, design and construction of heat engineering	80%	100%

Huaneng Laiwu New Energy Limited Company (i)	PRC	Held indirectly	RMB 68,000,000	Photovoltaic power and wind power generation	80%	100%

Huaneng Shandong Sishui New Energy Limited Company (i)	PRC	Held indirectly	RMB 143,090,000	Solar energy grid connected generation	80%	100%

9	Investments in subsidiaries (continued)

(ii)    Subsidsiaries acquired from business combinations under common control (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Shandong Electric and Thermal Power Marketing Limited Company (i)	PRC	Held indirectly	RMB 200,000,000	Sales and service of power and heating products, investment in power industry	80%	100%

Huaneng Shandong Information Technology Limited Company (i)	PRC	Held indirectly	RMB 80,000,000	Information technology and management consulting services	80%	100%

Huaneng Zhanhua New Energy Limited Company (i)	PRC	Held indirectly	RMB 235,298,200	Wind power, photovoltaic power generation	80%	100%

Huaneng Weihai Port Photovoltaic Power Generation Limited Company (i)	PRC	Held indirectly	RMB 32,380,000	Photovoltaic power generation projects development and construction, electricity sales	80%	100%

Huaneng Jinan Huangtai Power Limited Company (“Huangtai Power”) (i)	PRC	Held indirectly	RMB 1,391,878,400	Electricity power production, heat management	72%	90%

Huaneng Dezhou Thermal Power Limited Company (i)	PRC	Held indirectly	RMB 40,000,000	Urban heat construction, maintenance and operation, design and construction of heat engineering	68%	85%

Huaneng Dongying New Energy Limited Company (i)	PRC	Held indirectly	RMB 92,601,483	Wind power projects development, wind power generation and sales of electricity	56%	70%

Huaneng Shandong (Hong Kong) Investment Limited Company (“Hong Kong Investment”) (i)	Hong Kong	Held indirectly	10,000 shares	Investment	80%	100%

Shandong Silk Road International Power Limited Company (i)	PRC	Held indirectly	RMB 35,000,000	Contracting overseas projects and domestic international bidding projects, and construction and operation of power projects	80%	100%

Huaneng Jining Yunhe Power Generation Co., Ltd. (“Yunhe Power”) (i)	PRC	Held indirectly	RMB 696,355,300	Electrical (thermal) production and on-grid sale, technology consulting and services	78.68%	98.35%

Huaneng Linyi Power Generation Limited Company (“Linyi Power”) (i)	PRC	Held indirectly	RMB 1,093,313,400	Power generation	60%	75%

Liaocheng Changrun National Electric Heating Limited Company (i)	PRC	Held indirectly	RMB 130,000,000	Heat supply	60%	75%

Linyi Lantian Thermal Power Limited Company (i)	PRC	Held indirectly	RMB 36,000,000	Heat supply, maintenance of thermal power network, power sale, and installation and maintenance of distribution facilities	54.40%	68%

Yantai 500 Heating Limited Company (i)	PRC	Held indirectly	RMB 20,500,000	Central heat services, plumbing and pipe installation services	64%	80%

Huaneng Shandong Taifeng Renewable Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 200,000,000	Investment, development, construction and management of photovoltaic power generation projects	65.78%	82.23%

Huaneng Laiwu Power Generation Limited Company (i)	PRC	Held indirectly	RMB 2,340,000,000	Power production	74.32%	92.90%

Huaneng Shandong Ruyi Coal Power Limited Company (“Ruyi Coal Power”) (iv)	PRC	Held indirectly	RMB 1,294,680,000	Development, investment, construction, operation and management of electricity power and coal	40%	100%

Huaneng Rongcheng New Energy Co., Ltd. (i)3	PRC	Held indirectly	RMB 36,540,000	Wind power generation	48%	60%

Huaneng Liaocheng Co-generation Limited Company (“Liaocheng Co-generation”) (i)	PRC	Held indirectly	RMB 1,038,407,950	Power and heat production and sale	60%	75%
Huaneng Jiaxiang Power Generation Limited Company (“Jiaxiang Power”) (iv)	PRC	Held indirectly	RMB 646,680,000	Power generation, electrical equipment maintenance	40%	100%

9	Investments in subsidiaries (continued)

(ii)    Subsidiaries acquired from business combinations under common control (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Qufu Co-generation Limited Company (“Qufu Co-generation”) (iv)	PRC	Held indirectly	RMB 300,932,990	Sale and production of electric power, and thermal power	40%	100%

Huaneng Jining Hi-Tech Zone Co-generation Limited Company (“Jining Co-generation”) (iv)	PRC	Held indirectly	RMB 118,699,761	Heat supply and power generation	40%	100%

Huaneng Shandong Electric Power Fuel Limited Company (“Shandong Fuel Company”) (iv)	PRC	Held indirectly	RMB 100,000,000	Wholesale operation of coal	76.55%	100%

Huaneng Shandong Power Generation Maintenance Technology Limited Company (“Shandong Maintenance Company”) (iv)	PRC	Held indirectly	RMB 50,000,000	Power engineering design and construction	76.55%	100%

Shandong Rizhao Power Generation Limited Company (“Rizhao Power”) (iv)	PRC	Held indirectly	RMB 1,245,587,900	Heat and power business	88.80%	100%

Huaneng Beijing Co-generation Limited Liability Company (“Beijing Co-generation”) (vi)	PRC	Held directly	RMB 3,702,090,000	Construction and operation of power plants and related construction projects	41%	66%

Huaneng Chaohu Power Generation Co., Ltd. (“Chaohu Power”) (vii)	PRC	Held directly	RMB 840,000,000	Construction, operation, management of electricity projects, and development and utilization of clean energy resources	60%	70%

Huaneng Suzhou Thermal Power Co., Ltd. (“Suzhou Thermal Power”) (viii)	PRC	Held indirectly	RMB 600,000,000	Construction, operation and management of electricity projects, and development and utilization of clean energy	53.45%	100%

Huaneng Qinmei Ruijin Power Generation Co., Ltd. (“Qinmei Ruijin Power Generation”) (x)	PRC	Held directly	RMB 1,819,846,598	Construction, operation, management of electricity projects, and development and utilization of clean energy	50%	100%

Tianjin Longye New Energy Co., Ltd.	PRC	Held directly	RMB 9,300,000	Design, construction and maintenance of solar power projects, and sale of photovoltaic modules	100%	100%

The subsidiaries above and the Group are all controlled by Huaneng Group before and after the acquisitions.

9	Investments in subsidiaries (continued)

(iii)    Subsidiaries acquired from business combinations not under common control

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting

Huaneng Weihai Power Generation Limited Liability Company (“Weihai Power”)	PRC	Held directly	RMB 1,822,176,621	Power generation	60%	60%

Huaneng Huaiyin Power Generation Co., Ltd.	PRC	Held indirectly	RMB 305,111,720	Power generation	100%	100%

Huade County Daditaihong Wind Power Utilization Limited Liability Company	PRC	Held directly	RMB 196,400,000	Wind power development and utilization	100%	100%

Huaneng Zhanhua Co-generation Limited Company	PRC	Held directly	RMB 190,000,000	Production and sale of electricity and thermal energy	100%	100%

Shandong Hualu Sea Transportation Limited Company	PRC	Held directly	RMB 100,000,000	Cargo transportation along domestic coastal areas, and goods storage	74%	74%

Huaneng Qingdao Port Limited Company	PRC	Held directly	RMB 219,845,009	Loading and conveying warehousing, conveying, water carriage materials supply	51%	51%

Huaneng Yunnan Diandong Energy Limited Liability Company	PRC	Held directly	RMB 9,654,092,100	Electricity project investment, power generation and sale, and coal exploitation and investment	100%	100%

Yunnan Diandong Yuwang Energy Limited Company	PRC	Held directly	RMB 6,796,510,000	Electricity project investment, power generation and sale, and coal exploitation and investment	100%	100%

Huaneng Luoyang Co-generation Limited Liability Company	PRC	Held directly	RMB 600,000,000	Production and sale of electricity and heating	80%	80%

9Investments in subsidiaries (continued)

(iii) Subsidiaries acquired from business combinations not under common control (continued)

				Business nature	Percentage of equity
	Country of	Type of	Registered	and scope	interest held
Name of subsidiary	incorporation	interest held	capital	of operations	Interest	Voting
Huaneng Zhumadian Wind Power Generation Co., Ltd.	PRC	Held directly	RMB 259,028,000	Wind power generation, and new energy development and utilization	90%	90%

SinoSing Power	Singapore	Held directly	US$ 1,476,420,585	Investment holding	100%	100%

Tuas Power	Singapore	Held indirectly	S$ 1,433,550,000	Investment holding	100%	100%

Tuas Power Supply Pte. Ltd.	Singapore	Held indirectly	S$ 500,000	Power sale	100%	100%

TP Asset Management Pte. Ltd.	Singapore	Held indirectly	S$2	Rendering of environment engineering services	100%	100%

TPGS Green Energy Pte. Ltd.	Singapore	Held indirectly	S$1,000,000	Provision of utility services	75%	75%

Ruzhou Wind Power Generation Co., Ltd.	PRC	Held indirectly	RMB 133,800,000	Wind power and photovoltaic power generation	100%	100%

Hong Kong Energy (iv)	Hong Kong	Held indirectly	US$ 360,000,000	Investment	40%	100%

Huatai Power (iv)	Pakistan	Held indirectly	PKR 1,000,000	Power generation operation and maintenance	40%	100%

Ruyi Pakistan Energy (iv)	Pakistan	Held indirectly	US$ 360,000,000	Electric power production and sale	40%	100%

Shanxi Xiaoyi Economic Development Zone Huaneng Energy Service Co., Ltd. (“Shanxi Xiaoyi Energy”) (ix)	PRC	Held indirectly	RMB 100,000,000	Electricity sale, and sale of raw coal and processed coal	51%	100%

Huaneng Shandong Power Design Co., Ltd.** (“Shandong Power Design”) (iv)	PRC	Held indirectly	RMB 3,000,000	Power engineering design, technology consulting and detection test	76.55%	100%

Chongqing Tuobo Water Affairs Co., Ltd.** (i)	PRC	Held indirectly	RMB 10,000,000	Port management, port cargo handling and transportation	60%	100%

** These companies were newly acquired in 2021. The consideration of acquisition of these companies was zero, these business combinations were immaterial, both individually and in the aggregate, therefore, no further information was disclosed.

9	Investments in subsidiaries (continued)

(iv)    Subsidiaries acquired from asset acquisitions

					Percentage of equity
	Country of			Business nature	interest held
Name of subsidiary	incorporation	Type of interest held	Registered capital	and scope of operations	Interest	Voting

Shangrao Hongyuan Power Co., Ltd	PRC	Held indirectly	RMB 397,800,000	Construction, operation and management of photovoltaic power projects	100%	100%

Poyang Luohong Power Co., Ltd.	PRC	Held indirectly	RMB 780,000,000	Investment, construction, operation and management of photovoltaic power projects	100%	100%

Shuozhou Taizhong Wind Power Limited Company	PRC	Held indirectly	RMB 362,703,300	Investment, construction, operation and management of wind power projects	99.46%	99.46%

Wuzhai Taizhong New Energy Wind Power Limited Company	PRC	Held indirectly	RMB 518,147,600	Investment, construction, operation and management of wind power projects	99.62%	99.62%

Xian Xvheng New Energy Limited Company	PRC	Held indirectly	RMB 549,530,000	Construction, operation and management of photovoltaic power projects	100%	100%
Licheng Yingheng Clean Energy Limited Company	PRC	Held indirectly	RMB 1,100,000,000	Construction, operation and management of photovoltaic power projects	100%	100%
Ruicheng Yaosheng Power Development Co., Ltd.	PRC	Held indirectly	RMB 405,880,000	Development, construction, management and operation of solar power projects	100%	100%
Ruicheng Ningsheng New Energy Co., Ltd.	PRC	Held indirectly	RMB 207,699,000	Development, construction, management and operation of solar power projects	100%	100%
Fanshi Nengyu Wind Power Co., Ltd.	PRC	Held indirectly	RMB 512,123,000	Development, construction, management and operation of wind power projects, and wind power generation	100%	100%
Dalian Chuanbo Haizhuang New Energy Co., Ltd. (i)	PRC	Held indirectly	RMB 10,000,000	Development, construction, management and operation of wind power projects, wind power generation	86.01%	100%
Henan Juhe New Energy Technology Co., Ltd.	PRC	Held directly	RMB 111,900,000	Technology promotion and application service industry	100%	100%
Xincai Juhe Wind Power Co., Ltd.	PRC	Held indirectly	RMB 111,600,000	Development, construction, management and operation of wind power projects, and wind power generation	100%	100%
Nanchang Tongshang New Energy Co., Ltd.	PRC	Held indirectly	RMB 110,000,000	New energy and energy-saving technology promotion, construction of solar and wind power projects, electronic product and mechanical equipment installation	100%	100%

9	Investments in subsidiaries (continued)

(iv)Subsidiaries acquired from asset acquisitions (continued)

					Percentage of
	Country of	Type of interest	Registered	Business nature and	equity interest held
Name of subsidiary	incorporation	held	capital	scope of operations	Interest	Voting

Dashiqiao Baoneng Wind Power Generation Co., Ltd. ***	PRC	Held indirectly	RMB 1,000,000	Development, construction, management and operation of wind power projects, and wind power generation and sale	100%	100%

Dashiqiao Hongjing Wind Power Generation Co., Ltd. ***	PRC	Held directly	RMB 100,000	Development, construction, management and operation of wind power projects, and wind power generation and sale	100%	100%

Dashiqiao Guancheng New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 1,000,000	Development and operation of new energy power projects	80%	80%

Dashiqiao Xintai New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 10,000,000	Wind power generation, new energy technology promotion service	80%	80%

Dandong Kangyi Power Co., Ltd. ***	PRC	Held indirectly	RMB 1,000,000	Development and operation of new energy power projects	80%	80%

Hengfeng Jingluo Power Co., Ltd. ***	PRC	Held indirectly	RMB 98,000,000	Development, construction, management and operation of solar power projects	100%	100%

Huaneng (Loudi) New Energy Co., Ltd. ***	PRC	Held directly	RMB 1,000,000	Wind power generation, new energy technology promotion service	100%	100%

Huaneng Fengcheng New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 1,320,000,000	Wind power generation, new energy technology promotion service	70%	70%

Huanggang Huangmei Xiaochi Jingsheng Power Generation Co., Ltd. ***	PRC	Held indirectly	RMB 164,920,000	Development and operation of new energy power projects	100%	100%

Huanggang Huangmei Xiaochi Yuyang New Energy Development Co., Ltd. ***	PRC	Held indirectly	RMB 164,920,000	Development and operation of new energy power projects	100%	100%

Huanghua Yongyao New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 20,000,000	Development and operation of new energy power projects	100%	100%

Huanghua Younaite Guangmei New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 20,000,000	Development and operation of new energy power projects	100%	100%

Weixian Zeen Vegetable Planting Co., Ltd. ***	PRC	Held indirectly	RMB 6,000,000	Vegetable planting and sale, agricultural marketing sales and development, construction, management and operation of solar power projects	100%	100%

Yingkou Changhao New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 1,000,000	New energy and energy-saving technology promotion, construction of solar and wind power projects, electronic product and mechanical equipment installation	80%	80%

Yingkou Shangdian New Energy Co., Ltd. ***	PRC	Held indirectly	RMB 1,000,000	Electric power production and sale	100%	100%

Hangzhou Hengyang Power Co., Ltd. *** (“Hangzhou Hengyang”) (xiv)	PRC	Held indirectly	RMB 461,800,000	Development, construction, management and operation of solar power projects	49%	100%

Xishui Hengtai Power Co., Ltd. *** (“Hengtai Power”) (xiv)	PRC	Held indirectly	RMB 226,282,000	Development, construction, management and operation of solar power projects	49%	100%

*** These companies were newly acquired in 2021.

9	Investments in subsidiaries (continued)

Notes:

(i)	These companies are subsidiaries of the non-wholly owned subsidiaries controlled by the Company, so the voting right percentage of these companies are bigger than the interest percentage held by the Group.
(ii)	According to its articles of association, the other shareholder who holds the remaining equity interests of Shidongkou Power entrusts the Group to exercise all its voting rights in relation to the operation and financial policies of Shidongkou Power. Accordingly, the Group has control over Shidongkou Power.
(iii)	According to the voting in concert agreement entered into between the Group and another shareholder with 27.39% equity interests in Nanjing Combined Cycle Co-generation, the shareholder agreed to vote the same in respect of profit distribution decisions made by the Company. As a result, the Group has control over Nanjing Combined Cycle Co-generation.
(iv)	These companies are subsidiaries of Shandong Power. The Company holds 80% interests in Shandong Power. Thus, the Group indirectly holds interests in these companies through their parent company.

According to the voting in concert agreement entered into among Shandong Power and another equity holder of Ruyi Coal Power, the other equity holder agreed to vote the same in respect of significant financial and operating decisions made by Shandong Power. As a result, the Company has control over Ruyi Coal Power.

Jiaxiang Power, Qufu Co-generation, Jining Co-generation, Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. Therefore, the Group indirectly holds 40% interests in the above-mentioned five subsidiaries.

Shandong Power directly holds 72% interests in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 23.68% equity interests and 28% voting rights in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries. Thus, the Company indirectly holds 76.55% interests and 100% voting rights in Shandong Maintenance Company, Shandong Fuel Company. Shandong Power Design is a wholly-owned subsidiary of Shandong Maintenance Company, so the Company indirectly holds 76.55% interests of Shandong Power Design.

The Company directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interests in Rizhao Power. Thus, the Company holds 88.8% interests in Rizhao Power and its subsidiary, Wulian New Energy.

According to the voting in concert agreement entered into between Hong Kong Investment, who holds 50% equity interests of Hong Kong Energy, and the other shareholder of Hong Kong Energy, the other shareholder agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Investment. As a result, the Group has control over Hong Kong Energy and its subsidiaries including Huatai Power and Ruyi Pakistan Energy.

9	Investments in subsidiaries (continued)

Notes: (continued)

(v)	According to the investment cooperation agreement and articles of association signed by Jilin Power and another shareholder of Zhenlai Photovoltaic Power, the shareholder enjoys fixed operating income and waives all management rights within a certain operating period. Therefore, the Group has control over Zhenlai Photovoltaic Power.
(vi)	Pursuant to an agreement entered into between the Company and another shareholder of Beijing Co-generation, the Company is entrusted to vote the 25% voting rights held by the other shareholder as long as the Group remains as the largest shareholder of Beijing Co-generation. Thus, the Group has majority voting rights required by the articles of association to control the operation and financial policies of Beijing Co-generation. Accordingly, the Group has control over Beijing Co-generation.
(vii)	According to the voting in concert agreement entered into between the Group and one shareholder with 10% equity interests in Chaohu Power, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has control over Chaohu Power.
(viii)	According to the voting in concert agreement entered into between the Group and the other two shareholders of Suzhou Thermal Power, the shareholders agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has control over Suzhou Thermal Power.
(ix)	In 2016, the Group accounted for the investment in Shanxi Xiaoyi Energy as a joint venture. On 15 February 2017, the Group entered into an agreement with the other shareholder with 49% equity interests in Shanxi Xiaoyi Energy who agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has had control over Shanxi Xiaoyi Energy since February 2017.
(x)	In 2019, the Company’s equity interest in Qinmei Ruijin Power Generation decreased from 100% to 50% due to capital injection from a third-party shareholder. On 28 December 2019, the Company entered into a voting in concert agreement with the other shareholder, and the other shareholder agreed to vote the same in respect of significant financial and operating decisions. As a result, the Company still has control over Qinmei Ruijin Power Generation.
(xi)	According to the voting in concert agreement entered into between the Group and another shareholder with 49% equity interests in Jiyuan Energy Sales, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has control over Jiyuan Energy Sales.

9	Investments in subsidiaries (continued)

Notes: (continued)

(xii)	According to the articles of association signed by Jiangsu Energy Development, a wholly owned subsidiary of the Company, and other shareholders of Sheyang New Energy, Jiangsu Energy Development enjoys 70% voting rights. Therefore, the Group has control over Sheyang New Energy.
(xiii)	According to the voting in concert agreement entered into between the Group and one shareholder with 35% equity interests in Daishan Wind Power, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has control over Daishan Wind Power.
(xiv)	According to the voting in concert agreement entered into between the Group and another shareholder with 51% equity interests in Hangzhou Hengyang, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Group. As a result, the Group has control over Hangzhou Hengyang and its wholly-owned subsidiary Hengtai Power.
(xv)	The investment purpose of the other shareholder of Yujun New Energy with 55% equity is strategic investment, not for the purpose of leading the daily business activities of Yujun New Energy. Accordingly, the Group controls business activities of Yujun New Energy through the voting rights of the shareholders’ meeting and the board of directors regarding the relevant resolutions. As a result, the Group has control over Yujun New Energy and its wholly-owned subsidiary Hanhao New Energy.
(xvi)	The investment purpose of the other shareholder of Huaqing New Energy with 55% equity strategic investment, not for the purpose of leading the daily business activities of Huaqing New Energy. Accordingly, the Group controls business activities of and Huaqing New Energy through the voting rights of the shareholders’ meeting and the board of directors regarding the relevant resolutions. As a result, the Group has control over Huaqing New Energy and its wholly-owned subsidiary Shunyi New Energy.